Employee Benefits, Net Periodic Benefit Cost and Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	$ 141	$ (200)	$ 510
Amortization of net actuarial gain (loss)	(343)	(261)	(266)
Total recognized in other comprehensive income	(202)	(461)	244
Pension benefits qualified [Member]
Components of net periodic benefit cost [Abstract]
Service cost	19	17	14
Interest cost	348	296	325
Expected return on plan assets	(511)	(598)	(603)
Amortization of net actuarial loss (gain)	136	140	157
Amortization of prior service cost (credit)	1	0	0
Settlement loss	226	134	121
Net periodic benefit cost	219	(11)	14
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	253	(142)	517
Amortization of net actuarial gain (loss)	(136)	(140)	(157)
Amortization of prior service credit (cost)	(1)	0	0
Settlement (loss)	(226)	(134)	(121)
Total recognized in other comprehensive income	(110)	(416)	239
Total recognized in net periodic benefit cost and other comprehensive income	109	(427)	253
Pension benefits nonqualified [Member]
Components of net periodic benefit cost [Abstract]
Service cost	0	0	0
Interest cost	12	12	16
Expected return on plan assets	0	0	0
Amortization of net actuarial loss (gain)	11	15	14
Amortization of prior service cost (credit)	0	0	0
Settlement loss	1	2	3
Net periodic benefit cost	24	29	33
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	(76)	(18)	25
Amortization of net actuarial gain (loss)	(11)	(15)	(14)
Amortization of prior service credit (cost)	0	0	0
Settlement (loss)	(1)	(2)	(3)
Total recognized in other comprehensive income	(88)	(35)	8
Total recognized in net periodic benefit cost and other comprehensive income	(64)	(6)	41
Other benefits [Member]
Components of net periodic benefit cost [Abstract]
Service cost	0	0	0
Interest cost	9	11	16
Expected return on plan assets	(22)	(19)	(21)
Amortization of net actuarial loss (gain)	(22)	(20)	(19)
Amortization of prior service cost (credit)	(10)	(10)	(10)
Settlement loss	0	0	0
Net periodic benefit cost	(45)	(38)	(34)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	(36)	(40)	(32)
Amortization of net actuarial gain (loss)	22	20	19
Amortization of prior service credit (cost)	10	10	10
Settlement (loss)	0	0	0
Total recognized in other comprehensive income	(4)	(10)	(3)
Total recognized in net periodic benefit cost and other comprehensive income	$ (49)	$ (48)	$ (37)